Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
Freehold land and building amount	R 376.9	R 186.5
Carrying amount property under construction	376.9	186.5
Borrowing costs capitalized amount	R 5.3	R 4.6
Capitalization prime rate percentage	1.15%